ASSETS HELD FOR SALE AND DISPOSITIONS	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS HELD FOR SALE AND DISPOSITIONS

5.	ASSETS HELD FOR SALE AND DISPOSITIONS
Assets Held for Sale

At December 31, 2023, there were no investment properties classified as assets held for sale. At December 31, 2022, two income-producing properties located in Canada and the United States, having a total fair value of $41.2 million, were classified as assets held for sale.
Dispositions

During the year ended December 31, 2023, Granite disposed of two income-producing properties located in Canada and the United States. The details of the disposed properties are as follows:

Property	Location	Date disposed	Sale price
50 Casmir Ct.	Concord, Canada	August 15, 2023	$20,575
4701 S. Cowan Rd.	Muncie, USA	March 15, 2023	24,703
			$45,278

During the year ended December 31, 2022, Granite disposed of two income-producing properties and one piece of land located in Poland and the Czech Republic for gross proceeds totaling $66.0 million.
During the year ended December 31, 2023, Granite incurred $1.5 million (2022 — $0.7 million) of broker commissions and legal and advisory costs associated with the disposals which are included in loss on sale of investment properties on the combined statements of net income.
The following table summarizes the fair value changes in properties classified as assets held for sale:

Years ended December 31,	2023	2022
Balance, beginning of year	$41,182	$64,612
Fair value gains, net	3,627	1,934
Foreign currency translation, net	469	(1,877)
Other changes	—	5
Disposals	(45,278)	(66,021)
Classified as assets held for sale	—	42,529
Balance, end of year	$—	$41,182